FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Change in Fair Value Associated with Equity and Commodity Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments
Equity Swaps, Gain/(Loss)	$ (25,621)	$ 150,526	$ (109,536)
Total Unrealized Gain/(Loss)	(25,621)	150,526	(109,536)
Equity Swaps
Derivative Financial Instruments
Equity Swaps, Gain/(Loss)		1,008	1,870
Commodity Contract
Derivative Financial Instruments
Commodity Contracts, Gain/(Loss)	(25,621)	149,518	(111,406)
Commodity Contract | Oil
Derivative Financial Instruments
Commodity Contracts, Gain/(Loss)	1,087	125,842	(111,655)
Commodity Contract | Gas
Derivative Financial Instruments
Commodity Contracts, Gain/(Loss)	$ (26,708)	$ 23,676	$ 249